Shareholder Report, Holdings (Details)	May 31, 2025
C000220710 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000220710 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000220710 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000220710 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220710 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220710 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000220710 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220710 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220710 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220710 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220710 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000220710 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000220710 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220710 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220710 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220708 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000220708 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000220708 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000220708 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220708 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220708 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000220708 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220708 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220708 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220708 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220708 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000220708 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000220708 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220708 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220708 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220709 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000220709 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000220709 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000220709 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220709 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220709 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000220709 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220709 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220709 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220709 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220709 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000220709 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000220709 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220709 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220709 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%